Consolidated cash flow statement - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Cash flows from operating activities
Interest received	$ 18,818	$ 12,332	$ 10,091
Interest received, percentage movement from prior period	53.00%
Interest received, percentage movement from same period in prior year	86.00%
Interest paid	$ (9,091)	(3,312)	(1,779)
Interest paid, percentage movement from prior period	174.00%
Dividends received excluding life business		1	3
Dividends received excluding life business, percentage movement from prior period	(100.00%)
Dividends received excluding life business, percentage movement from same period in prior year	(100.00%)
Other non-interest income received	$ 2,067	2,522	1,686
Other non-interest income received, percentage movement from prior period	(18.00%)
Other non-interest income received, percentage movement from same period in prior year	23.00%
Operating expenses paid	$ (4,436)	(4,585)	(5,139)
Operating expenses paid, percentage movement from prior period	(3.00%)
Operating expenses paid, percentage movement from same period in prior year	(14.00%)
Income tax paid excluding life business	$ (1,364)	(996)	(1,282)
Income tax paid excluding life business, percentage movement from prior period	37.00%
Income tax paid excluding life business, percentage movement from same period in prior year	6.00%
Life business:
Receipts from policyholders and customers		379	466
Receipts from policyholders and customers, percentage movement from prior period	(100.00%)
Receipts from policyholders and customers, percentage movement from same period in prior year	(100.00%)
Interest and other items of similar nature			1
Interest and other items of similar nature, percentage movement from same period in prior year	(100.00%)
Dividends received		17	8
Dividends received, percentage movement from prior period	(100.00%)
Dividends received, percentage movement from same period in prior year	(100.00%)
Payments to policyholders and suppliers		(307)	(312)
Payments to policyholders and suppliers, percentage movement from prior period	(100.00%)
Payments to policyholders and suppliers, percentage movement from same period in prior year	(100.00%)
Income tax paid		(14)	(51)
Income tax paid, percentage movement from prior period	(100.00%)
Income tax paid, percentage movement from same period in prior year	(100.00%)
Cash flows from operating activities before changes in operating assets and liabilities	$ 5,994	6,037	3,692
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from prior period	(1.00%)
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from same period in prior year	62.00%
Net (increase)/decrease in:
Collateral paid	$ 1,898	1,769	(3,293)
Collateral paid, percentage movement from prior period	7.00%
Trading securities and financial assets measured at FVIS	$ (4,967)	(1,644)	(2,106)
Trading securities and financial assets measured at FVIS, percentage movement from same period in prior year	136.00%
Derivative financial instruments	$ (165)	(553)	3,004
Derivative financial instruments, percentage movement from prior period	(70.00%)
Loans	$ (5,074)	(23,709)	(12,636)
Loans, percentage movement from prior period	(79.00%)
Loans, percentage movement from same period in prior year	(60.00%)
Other financial assets	$ (148)	(447)	726
Other financial assets, percentage movement from prior period	(67.00%)
Life insurance assets and liabilities		133	133
Life insurance assets and liabilities, percentage movement from prior period	(100.00%)
Life insurance assets and liabilities, percentage movement from same period in prior year	(100.00%)
Other assets	$ 26	37	(17)
Other assets, percentage movement from prior period	(30.00%)
Net increase/(decrease) in:
Collateral received	$ (2,781)	3,827	(184)
Deposits and other borrowings	$ 13,464	13,296	21,758
Deposits and other borrowings, percentage movement from prior period	1.00%
Deposits and other borrowings, percentage movement from same period in prior year	(38.00%)
Other financial liabilities	$ (328)	5,738	1,382
Other liabilities	(4)	8	3
Net cash provided by/(used in) operating activities	$ 7,915	4,492	12,462
Net cash provided by/(used in) operating activities, percentage movement from prior period	76.00%
Net cash provided by/(used in) operating activities, percentage movement from same period in prior year	(36.00%)
Cash flows from investing activities
Proceeds from investment securities	$ 20,299	16,877	19,145
Proceeds from investment securities, percentage movement from prior period	20.00%
Proceeds from investment securities, percentage movement from same period in prior year	6.00%
Purchase of investment securities	$ (15,619)	(24,239)	(9,837)
Purchase of investment securities, percentage movement from prior period	(36.00%)
Purchase of investment securities, percentage movement from same period in prior year	59.00%
Proceeds from disposal of controlled entities and other businesses, net of cash disposed	$ 293	727	1,388
Proceeds from disposal of controlled entities and other businesses, net of cash disposed, percentage movement from prior period	(60.00%)
Proceeds from disposal of controlled entities and other businesses, net of cash disposed, percentage movement from same period in prior year	(79.00%)
Purchase of controlled entities			(14)
Purchase of controlled entities, percentage movement from same period in prior year	(100.00%)
Proceeds from disposal of property and equipment	$ 7	1	24
Proceeds from disposal of property and equipment, percentage movement from same period in prior year	(71.00%)
Purchase of property and equipment	$ (103)	(97)	(69)
Purchase of property and equipment, percentage movement from prior period	6.00%
Purchase of property and equipment, percentage movement from same period in prior year	49.00%
Purchase of intangible assets	$ (595)	(677)	(422)
Purchase of intangible assets, percentage movement from prior period	(12.00%)
Purchase of intangible assets, percentage movement from same period in prior year	41.00%
Net cash provided by/(used in) investing activities	$ 4,282	(7,408)	10,215
Net cash provided by/(used in) investing activities, percentage movement from same period in prior year	(58.00%)
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	$ 41,825	33,397	39,912
Proceeds from debt issues (net of issue costs), percentage movement from prior period	25.00%
Proceeds from debt issues (net of issue costs), percentage movement from same period in prior year	5.00%
Redemption of debt issues	$ (38,989)	(29,114)	(26,785)
Redemption of debt issues, percentage movement from prior period	34.00%
Redemption of debt issues, percentage movement from same period in prior year	46.00%
Payments for the principal portion of lease liabilities	$ (205)	(191)	(236)
Payments for the principal portion of lease liabilities, percentage movement from prior period	7.00%
Payments for the principal portion of lease liabilities, percentage movement from same period in prior year	(13.00%)
Issue of loan capital (net of issue costs)		3,511	3,016
Issue of loan capital (net of issue costs), percentage movement from prior period	(100.00%)
Issue of loan capital (net of issue costs), percentage movement from same period in prior year	(100.00%)
Redemption of loan capital	$ (285)	(1,305)	(1,039)
Redemption of loan capital, percentage movement from prior period	(78.00%)
Redemption of loan capital, percentage movement from same period in prior year	(73.00%)
Payment for off-market share buy-back		(1)	(3,502)
Payment for off-market share buy-back, percentage movement from prior period	(100.00%)
Payment for off-market share buy-back, percentage movement from same period in prior year	(100.00%)
Purchase of shares relating to share-based payment arrangements	$ (32)		(33)
Purchase of shares relating to share-based payment arrangements, percentage movement from same period in prior year	(3.00%)
Purchase of Restricted Share Plan (RSP) treasury shares	$ (47)	(4)	(45)
Purchase of Restricted Share Plan (RSP) treasury shares, percentage movement from same period in prior year	4.00%
Payment of dividends	$ (2,050)	(2,136)	(2,201)
Payment of dividends, percentage movement from prior period	(4.00%)
Payment of dividends, percentage movement from same period in prior year	(7.00%)
Dividends paid to NCI	$ (17)		(5)
Net cash provided by/(used in) financing activities	$ 200	4,157	9,082
Net cash provided by/(used in) financing activities, percentage movement from prior period	(95.00%)
Net cash provided by/(used in) financing activities, percentage movement from same period in prior year	(98.00%)
Net increase/(decrease) in cash and balances with central banks	$ 12,397	1,241	31,759
Net increase/(decrease) in cash and balances with central banks, percentage movement from same period in prior year	(61.00%)
Effect of exchange rate changes on cash and balances with central banks	$ 232	1,598	(701)
Effect of exchange rate changes on cash and balances with central banks, percentage movement from prior period	(85.00%)
Net (increase)/decrease in cash and balances with central banks included in assets held for sale		8	(1)
Net (increase)/decrease in cash and balances with central banks included in assets held for sale, percentage change from prior period	(100.00%)
Net (increase)/decrease in cash and balances with central banks included in assets held for sale, percentage change from same period of prior year	(100.00%)
Cash and balances with central banks as at beginning of year	$ 105,257	102,410	71,353
Cash and balances with central banks as at end of year	$ 117,886	$ 105,257	$ 102,410
Cash and balances with central banks, percentage movement from prior period	12.00%	3.00%
Cash and balances with central banks, percentage movement from same period of prior year	15.00%	48.00%